Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
	Workers’ profit-sharing	Long-term incentive plan	Quarry Rehabilitation provision	Provision of legal contingencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2020	13,903	8,514	1,829	1,915	26,161
Additions, note 23	9,513	5,759	7,775	1,175	24,222
Exchange difference	-	-	728	-	728
Unwinding of discounts, note 26	-	343	84	-	427
Payments and advances	(14,036)	(2,526)	(255)	-	(16,817)

At December 31, 2020	9,380	12,090	10,161	3,090	34,721

Current portion	9,380	-	-	-	9,380
Non-current portion	-	12,090	10,161	3,090	25,341
	9,380	12,090	10,161	3,090	34,721

At January 1, 2021	9,380	12,090	10,161	3,090	34,721
Additions, note 23	25,165	9,763	-	-	34,928
Exchange difference	-	-	1,060	-	1,060
Unwinding of discounts, note 26	-	660	75	-	735
Change in estimate	-	-	(260)	-	(260)
Payments and advances	(10,276)	-	-	-	(10,276)

At December 31, 2021	24,269	22,513	11,036	3,090	60,908

Current portion	24,269	-	-	-	24,269
Non-current portion	-	22,513	11,036	3,090	36,639
	24,269	22,513	11,036	3,090	60,908